Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Total Payments
Total	$ 3,912,494	$ 128,927	$ 4,041,421
UNITED STATES | Depart of Treasury
Total	$ 3,912,494		3,912,494
UNITED STATES | U.S Department of Interior (Office of Natural Resources Revenue)
Total		$ 128,927	$ 128,927